REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE RECOGNITION
Schedule of reconciliation of contract balances

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable (net of allowances of $44 in 2021 and $91 in 2020)	$2,279	$1,444
Contract assets *	62	72
Deferred income (current)	872	854
Deferred income (noncurrent)	475	543

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Beginning balance	$91	$82	$111
Additions (releases)	(23)	25	51
Write-offs	(5)	(7)	(78)
Other *	(19)	(9)	(3)
Ending balance	$44	$91	$82

* Primarily represents translation adjustments and reclassifications.

Schedule of capitalized costs to acquire and fulfill customer contracts

	December 31,
(Dollars in millions)	2021	2020
Deferred transition costs	$1,012	$1,369
Prepaid software costs	658	679
Capitalized costs to fulfill contracts	235	328
Capitalized costs to obtain contracts	282	269
Total deferred costs *	$2,185	$2,646

* Of the total deferred costs, $920 million was current and $1,265 million was noncurrent at December 31, 2021, and $1,205 million was current and $1,441 million was noncurrent at December 31, 2020.